Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key	0000088048
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000099785
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Estate Securities Fund
Class Name	Class A
Trading Symbol	RRRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	1.00%

Gross expense ratio as of the latest prospectus: 0.99%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
AssetsNet	$ 1,088,675,511
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 2,125,771
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,088,675,511
Number of Portfolio Holdings	38
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	2,125,771

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

C000099787
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Estate Securities Fund
Class Name	Class C
Trading Symbol	RRRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.73%

Gross expense ratio as of the latest prospectus: 1.71%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.73%
AssetsNet	$ 1,088,675,511
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 2,125,771
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,088,675,511
Number of Portfolio Holdings	38
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	2,125,771

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

C000099788
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Estate Securities Fund
Class Name	Class R
Trading Symbol	RRRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$64	1.29%

Gross expense ratio as of the latest prospectus: 1.30%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%
AssetsNet	$ 1,088,675,511
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 2,125,771
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,088,675,511
Number of Portfolio Holdings	38
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	2,125,771

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

C000148175
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	RRRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.54%

Gross expense ratio as of the latest prospectus: 0.54%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 1,088,675,511
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 2,125,771
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,088,675,511
Number of Portfolio Holdings	38
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	2,125,771

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

C000099789
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Estate Securities Fund
Class Name	Class S
Trading Symbol	RRREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$38	0.76%

Gross expense ratio as of the latest prospectus: 0.75%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
AssetsNet	$ 1,088,675,511
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 2,125,771
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,088,675,511
Number of Portfolio Holdings	38
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	2,125,771

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

C000099790
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Estate Securities Fund
Class Name	Institutional Class
Trading Symbol	RRRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.62%

Gross expense ratio as of the latest prospectus: 0.62%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 1,088,675,511
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 2,125,771
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,088,675,511
Number of Portfolio Holdings	38
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	2,125,771

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%